INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

4.INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Short-term investments
—Wealth management products	2,665,047	2,783,212
—Fixed rate notes(1)	—	729,348
—Listed equity securities	—	1,325
Total short-term investments	2,665,047	3,513,885

Long-term investments
—Fixed rate notes(1)	—	1,969,405
—Wealth management products	—	354,135
—Unlisted equity securities(2)	—	149,588
Total long-term investments	—	2,473,128
(1)	Fixed rate notes are principal-guaranteed with fixed return, which the Group has positive intent and ability to hold to maturity. Accordingly, this investment is classified as held-to-maturity debt securities and measured at amortized cost.
(2)	Unlisted equity securities represent investments in preferred shares in a private company, which contain certain substantive preferential rights including redemption at the Group’s option upon the occurrence of certain contingent events that are out of the investee’s control and liquidation preference over common shareholders. This investment is classified as available-for-sale debt securities and measured at fair value with changes in fair value recognized in other comprehensive income/(loss).